Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 790,934	$ 10,425	₨ 619,430	₨ 610,232
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	795,289		622,425	613,401
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	528,458		403,861	403,748
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	427,021		336,009	338,490
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 101,437		₨ 67,852	₨ 65,258